Income Taxes (Schedule of Reconciliation of Income Taxes) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amount:
Tax benefit at US statutory rate					$ 626,520	$ 529,518
State taxes, net of federal benefit					149,171	77,870
Impact of new tax law						(202,463)
Change in valuation allowance					(775,691)	(404,925)
Income tax amount
Rate:
Tax benefit at US statutory rate					21.00%	34.00%
State taxes, net of federal benefit					5.00%	5.00%
Impact of new tax law						(13.00%)
Change in valuation allowance					(26.00%)	(26.00%)
Income tax rate